Document and Entity Information Document	Sep. 02, 2026
Cover Page [Line Items]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	PVH CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07572
Entity Tax Identification Number	13-1166910
Entity Address, Address Line One	285 Madison Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	381-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000078239
Amendment Flag	false
Common Stock , $1.00 par value
Cover Page [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	PVH
Security Exchange Name	NYSE
4.125% Senior Notes due 2029
Cover Page [Line Items]
Title of 12(b) Security	4.125% Senior Notes due 2029
Trading Symbol	PVH29
Security Exchange Name	NYSE